CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details)	12 Months Ended
Dec. 31, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
Increase percentage points in weighted probability of pessimistic case	70.00%
Minimum percentage points in weighted probability of pessimistic case	30.00%
Maximum percentage points in weighted probability of pessimistic case	100.00%